CONDENSED CONSOLIDATED STATEMENTS of CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Shares Payable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 668,338	$ 1,000	$ 34,086,086		$ (51,560,884)	$ (16,805,460)
Beginning balance, shares at Dec. 31, 2020	668,338,264	1,000,000
Shares Issued for conversion of debt	$ 50,620		1,027,933			1,078,553
Shares Issued for conversion of debt, shares	50,619,573
Shares issued for financing fees	$ 8,000		384,000			392,000
Shares issued for financing fees, shares	8,000,000
Shares issued for services	$ 5,000		279,500	180,000		464,500
Shares issued for services, shares	5,000,000
Reduction in derivative liability			1,602,171			1,602,171
Warrant Exercise	$ 5,306		(9,306)			(4,000)
Warrant exercise, shares	5,306,021
Net (Loss)					2,211,309	2,211,309
Ending balance, value at Dec. 31, 2021	$ 737,264	$ 1,000	37,370,384	180,000	(49,349,575)	(11,060,927)
Ending balance, shares at Dec. 31, 2021	737,263,858	1,000,000
Shares Issued for conversion of debt	$ 58,280		568,326			626,606
Shares Issued for conversion of debt, shares	58,280,038
Shares issued for services	$ 5,000		175,000	(180,000)
Shares issued for services, shares	5,000,000
Reduction in derivative liability			120,000			120,000
Net (Loss)					(5,761,061)	(5,761,061)
Ending balance, value at Dec. 31, 2022	$ 800,544	$ 1,000	38,233,710		(55,110,636)	(16,075,382)
Ending balance, shares at Dec. 31, 2022	800,543,896	1,000,000
Shares Issued for conversion of debt	$ 100,958		1,662,030			1,762,988
Shares Issued for conversion of debt, shares	100,958,182
Reduction in derivative liability			511,000			511,000
Net (Loss)					589,697	589,697
Ending balance, value at Mar. 31, 2023	$ 901,502	$ 1,000	40,406,740		(54,520,939)	(13,211,697)
Ending balance, shares at Mar. 31, 2023	901,502,078	1,000,000
Shares Issued for conversion of debt	$ 40,030		501,355			541,385
Shares Issued for conversion of debt, shares	40,029,973
Shares issued for issuace of debt	$ 2,000					2,000
Shares issued for issuace of debt, shares	2,000,000
Shares issued for services	$ 10,000					10,000
Shares issued for services, shares	10,000,000
Reduction in derivative liability			90,000			90,000
Net (Loss)					(974,766)	(974,766)
Ending balance, value at Jun. 30, 2023	$ 953,532	$ 1,000	$ 40,998,095		$ (55,495,705)	$ (13,543,078)
Ending balance, shares at Jun. 30, 2023	953,532,051	1,000,000